CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 5,871	$ 3,550
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,689	2,911
Deferred income taxes	299	527
Gain on acquisition of business	(176)	0
Gain on sale of equipment	(12)	(1)
Share-based compensation expense	532	339
Excess tax benefit from share-based compensation	(77)	(160)
Other	(45)	0
Provision for doubtful accounts receivable	131	163
Changes in operating assets and liabilities net of effects from acquired companies:
Accounts receivable	(3,391)	(3,113)
Refundable income taxes	0	80
Inventories	(2,485)	(16)
Prepaid expenses and other assets	(333)	(46)
Trade accounts payable	1,896	1,113
Other liabilities	(1,121)	851
Net cash provided by operating activities	4,778	6,198
Investing Activities:
Additions to property, plant and equipment	(14,174)	(3,712)
Business combinations, net of cash acquired	(9,195)	0
Cash paid for land and building held for sale	(2,736)	0
Proceeds from sales of equipment	47	20
Net cash used in investing activities	(26,058)	(3,692)
Financing Activities:
Net increase (decrease) in lines of credit	7,827	(2,770)
Borrowings on long-term debt	18,045	5,131
Repayments of long-term debt	(2,871)	(4,764)
Deferred financing fees	(90)	(8)
Proceeds from exercise of common stock options net of tax paid on cashless option exercises	58	334
Excess tax benefit from share-based compensation	77	160
Net cash provided by (used in) financing activities	23,046	(1,917)
Increase in cash	1,766	589
Cash at beginning of year	1,564	975
Cash at end of year	3,330	1,564
Supplemental Disclosure of Cash Flow Information:
Interest paid	1,217	1,021
Income taxes paid	2,909	885
Non-Cash Transaction:
Portion of business acquisition paid in common stock	1,630	0
Cashless stock option exercises	$ 156	$ 0